Derivative financial instruments and hedge accounting - Additional Information (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Derivative financial instruments and hedge accounting
Bonds	€ 19,172	€ 20,094
Fair value hedges | USD
Derivative financial instruments and hedge accounting
Exchange rate risk deriving from securities	€ 1,902
Hedging instrument	21
Bonds	€ 1,844